GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2020	2019
Balance at beginning of year	$154,381	$211,074
Goodwill allocated to discontinued operations (note 5(c))	—	(53,214)
Adjusted balance at beginning of year	154,381	157,860
Goodwill acquired (note 5(a) and 5(b))	11,076	—
Foreign currency translation adjustments	10,088	(3,479)
	$175,545	$154,381

IoT Solutions	$138,630	$121,429
Embedded Broadband	36,915	32,952
	$175,545	$154,381